Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of total derivatives

Total derivatives
	2025			2024
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	100,471,927	249,743	(240,127)	84,125,071	290,991	(278,595)
Total derivative assets/(liabilities) held for risk management	320,316	2,716	(681)	310,376	2,539	(820)
Derivative assets/(liabilities)	100,792,243	252,459	(240,808)	84,435,447	293,530	(279,415)

Disclosure of derivatives held for trading and risk management

Derivatives held for trading and held for risk management
	2025			2024
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	8,237,176	73,994	(71,556)	8,249,213	123,489	(116,429)
Derivatives cleared by central counterparty	276,189	251	(221)	240,612	228	(235)
Exchange traded derivatives	20,733	1	(1)	27,441	7	(7)
Foreign exchange derivatives	8,534,098	74,246	(71,778)	8,517,266	123,724	(116,671)
Interest rate derivatives
OTC derivatives	32,249,542	90,240	(77,130)	26,422,379	91,488	(79,925)
Derivatives cleared by central counterparty	42,748,421	1,428	(1,131)	36,810,961	1,479	(1,344)
Exchange traded derivatives	11,473,370	1,498	(1,457)	7,672,496	2,664	(2,698)
Interest rate derivatives	86,471,333	93,166	(79,718)	70,905,836	95,631	(83,967)
Credit derivatives
OTC derivatives	671,066	4,169	(4,666)	593,702	3,474	(4,307)
Derivatives cleared by central counterparty	1,065,702	3,682	(3,713)	943,413	3,424	(3,148)
Credit derivatives	1,736,768	7,851	(8,379)	1,537,115	6,898	(7,455)
Equity and stock index derivatives
OTC derivatives	739,183	22,178	(27,092)	598,297	21,965	(26,319)
Exchange traded derivatives	2,769,230	50,161	(51,063)	2,347,247	40,947	(42,309)
Equity and stock index derivatives	3,508,413	72,339	(78,155)	2,945,544	62,912	(68,628)
Commodity derivatives
OTC derivatives	4,681	15	(16)	7,084	17	(32)
Exchange traded derivatives	216,634	2,126	(2,081)	212,226	1,809	(1,842)
Commodity derivatives	221,315	2,141	(2,097)	219,310	1,826	(1,874)
Derivative assets/(liabilities) held for trading	100,471,927	249,743	(240,127)	84,125,071	290,991	(278,595)
Total OTC derivatives	41,901,648	190,596	(180,460)	35,870,675	240,433	(227,012)
Total derivatives cleared by central counterparty	44,090,312	5,361	(5,065)	37,994,986	5,131	(4,727)
Total exchange traded derivatives	14,479,967	53,786	(54,602)	10,259,410	45,427	(46,856)
Derivative assets/(liabilities) held for trading	100,471,927	249,743	(240,127)	84,125,071	290,991	(278,595)
Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC foreign exchange derivatives	30,429	2,485	(86)	35,202	2,338	(320)
OTC interest rate derivatives	—	—	—	105	—	—
Interest rate derivatives cleared by central counterparty	120,983	—	—	111,873	—	—
Derivatives designated as cash flow hedges	151,412	2,485	(86)	147,180	2,338	(320)
Derivatives designated as fair value hedges
OTC interest rate derivatives	5,963	75	(552)	11,955	165	(434)
Interest rate derivatives cleared by central counterparty	158,552	—	—	147,227	—	—
Derivatives designated as fair value hedges	164,515	75	(552)	159,182	165	(434)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	4,389	156	(43)	4,014	36	(66)
Derivatives designated as hedges of net investments	4,389	156	(43)	4,014	36	(66)
Derivative assets/(liabilities) held for risk management	320,316	2,716	(681)	310,376	2,539	(820)
Total OTC derivatives	40,781	2,716	(681)	51,276	2,539	(820)
Total derivatives cleared by central counterparty	279,535	—	—	259,100	—	—
Derivative assets/(liabilities) held for risk management	320,316	2,716	(681)	310,376	2,539	(820)

Disclosure of hedged items in fair value hedges and hedged items in cash flow hedges and hedges of net investments in foreign operations

Hedged items in fair value hedges
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statements[1]
	£m	£m	£m	£m	£m
2025
Assets
Loans and advances at amortised cost
- Interest rate risk	1,989	(3,342)	(1,709)	(196)	1
- Inflation risk	280	188	79	(9)	—
Debt securities classified at amortised cost
- Interest rate risk	11,652	27	(1)	102	32
- Inflation risk	8,704	(1,332)	(2)	17	12
Financial assets at fair value through other comprehensive income[2]
- Interest rate risk	48,598	(1,502)	(410)	31	167
- Inflation risk	8,813	(142)	(48)	62	(14)
Total assets	80,036	(6,103)	(2,091)	7	198
Liabilities
Debt securities in issue
- Interest rate risk	(50,966)	1,826	557	(746)	(20)
Subordinated liabilities
- Interest rate risk	(11,179)	358	2	(237)	1
Deposits at amortised cost from banks and customers
- Interest rate risk	(13,058)	(14)	(1)	(1)	3
Total liabilities	(75,203)	2,170	558	(984)	(16)
Total hedged items	4,833	(3,933)	(1,533)	(977)	182

2024
Assets
Loans and advances at amortised cost
- Interest rate risk	2,394	(3,853)	(1,786)	(848)	22
- Inflation risk	318	219	102	(17)	7
Debt securities classified at amortised cost
- Interest rate risk	8,223	(47)	8	62	69
- Inflation risk	10,100	(1,400)	(37)	(575)	(40)
Financial assets at fair value through other comprehensive income
- Interest rate risk	47,293	(1,381)	(423)	(126)	226
- Inflation risk	8,477	(254)	(86)	(113)	(35)
Total assets	76,805	(6,716)	(2,222)	(1,617)	249
Liabilities
Debt securities in issue
- Interest rate risk	(50,209)	2,747	775	333	(49)
Subordinated liabilities
- Interest rate risk	(10,765)	648	38	(4)	8
Deposits at amortised cost from banks and customers
- Interest rate risk	(8,596)	(12)	(1)	(4)	(2)
Total liabilities	(69,570)	3,383	812	325	(43)
Total hedged items	7,235	(3,333)	(1,410)	(1,292)	206
Notes:
1Hedge ineffectiveness is recognised in net interest income.
2For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]
	£m	£m	£m	£m	£m	£m	£m
2025
Assets
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(806)	(193)	—	642	—	(806)	12
Cash and balances at central banks	(782)	(227)	—	805	—	(782)	6
Foreign exchange risk
Loans and advances at amortised cost	(1,638)	120	—	—	—	(1,638)	18
Debt securities classified at amortised cost	(309)	(23)	—	—	—	(309)	1
Inflation risk
Debt securities classified at amortised cost	(113)	(143)	—	(21)	—	(113)	8
Liabilities
Cash flow hedge of:
Foreign exchange risk
Debt securities in issue	9	16	—	—	—	9	—
Subordinated liabilities	5	4	—	—	—	5	—
Total cash flow hedge	(3,634)	(446)	—	1,426	—	(3,634)	45
Hedge of net investment in foreign operations
USD foreign operations	(589)	—	1,118	—	—	(589)	—
EUR foreign operations	299	—	89	—	—	299	—
Other foreign operations	(156)	—	(39)	—	(13)	(156)	—
Total foreign operations	(446)	—	1,168	—	(13)	(446)	—
2024
Assets
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	362	608	—	1,273	—	362	18
Cash and balances at central banks	443	674	—	1,389	—	443	8
Foreign exchange risk
Loans and advances at amortised cost	300	106	—	—	—	300	5
Debt securities classified at amortised cost	(449)	142	—	—	—	(449)	—
Inflation risk
Debt securities classified at amortised cost	118	(73)	—	25	—	118	—
Liabilities
Cash flow hedge of:
Foreign exchange risk
Subordinated liabilities	34	(12)	—	—	—	34	—
Total cash flow hedge	808	1,445	—	2,687	—	808	31
Hedge of net investment in foreign operations
USD foreign operations	160	—	1,520	—	—	160	—
EUR foreign operations	(242)	—	(209)	—	—	(242)	—
Other foreign operations	(18)	—	100	—	23	(18)	—
Total foreign operations	(100)	—	1,411	—	23	(100)	—
Note:
1Hedge ineffectiveness is recognised in net interest income.
Disclosure of hedging instruments which are carried on the Group's balance sheet	The following table shows the fair value hedging instruments that are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2025
Fair value	Interest rate risk	2	(317)	—	145,474	1,231
	Inflation risk	73	(235)	—	19,041	(72)
	Total	75	(552)	—	164,515	1,159

As at 31 December 2024
Fair value	Interest rate risk	26	(3)	—	138,354	861
	Inflation risk	139	(431)	—	20,828	637
	Total	165	(434)	—	159,182	1,498
The following table shows the cash flow and net investment hedging instruments that are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2025
Cash flow	Interest rate risk	—	—	—	114,610	1,606
	Foreign exchange risk	2,485	(86)	—	30,429	1,952
	Inflation risk	—	—	—	6,373	121
	Total	2,485	(86)	—	151,412	3,679
Net investment	Foreign exchange risk	156	(43)	(10,688)	15,077	446

As at 31 December 2024
Cash flow	Interest rate risk	—	—	—	105,600	(779)
	Foreign exchange risk	2,338	(320)	—	35,202	120
	Inflation risk	—	—	—	6,378	(118)
	Total	2,338	(320)	—	147,180	(777)
Net investment	Foreign exchange risk	36	(66)	(12,189)	16,203	100

Disclosure of expected notional values of current hedging instruments in future years	The following table profiles the expected notional values of current hedging instruments in future years:

	2025	2026	2027	2028	2029	2030	2031 and later
As at 31 December	£m	£m	£m	£m	£m	£m	£m
Fair value hedges of:
Interest rate risk (outstanding notional amount)	145,474	121,544	107,350	94,230	81,454	60,932	48,248
Inflation risk (outstanding notional amount)	19,041	17,794	15,874	13,660	11,364	9,332	7,769

Disclosure of effect on the income statement, OCI, and reserves as a result of hedge accounting	The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2025		2024
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(1,293)	—	(1,830)	—
Cash flow hedge of foreign exchange risk
Recycled to trading income	1,835	(20)	(12)	—
Hedge of net investment in foreign operations	—	—	—	—
Recycled to trading income	—	(18)	—	(1)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

	2025		2024
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(2,930)	3,625	(3,707)	3,671
Currency translation movements	41	(1,595)	24	(160)
Hedging gains/(losses) for the year	3,634	446	(808)	100
Amounts reclassified in relation to cash flows affecting profit or loss	(522)	18	1,842	1
Tax	(889)	(1)	(281)	13
Balance on 31 December	(666)	2,493	(2,930)	3,625